Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks.

Off-balance sheet credit risks	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Lending commitments	$49,443	$52,581
Standby letters of credit (“SBLC”) (a)	1,659	1,641
Commercial letters of credit	78	24
Securities lending indemnifications (b)(c)	666,395	544,601
(a)Net of participations totaling $111 million at Dec. 31, 2025 and $192 million at Dec. 31, 2024.
(b)Excludes the indemnification for securities for which BNY acts as an agent on behalf of CIBC Mellon clients, which totaled $74 billion at Dec. 31, 2025 and $60 billion at Dec. 31, 2024.
(c)Includes cash collateral, invested in indemnified repurchase agreements, held by us as securities lending agent of $65 billion at Dec. 31, 2025 and $59 billion at Dec. 31, 2024.
Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31, 2025	Dec. 31, 2024

Investment grade	78%	67%
Non-investment grade	22%	33%

Summary of Credit Exposure in the Financial Institutions and Commercial Portfolios	The tables below present our credit exposure in the financial institutions and commercial portfolios.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2025
	Loans	Unfunded commitments	Total exposure
Securities industry	$3.5	$15.1	$18.6
Asset managers	1.8	7.6	9.4
Banks	7.7	1.6	9.3
Insurance	—	4.5	4.5
Government	—	0.6	0.6
Other	0.3	0.9	1.2
Total	$13.3	$30.3	$43.6

Commercial portfolio exposure (in billions)	Dec. 31, 2025
	Loans	Unfunded commitments	Total exposure
Services and other	$0.8	$4.0	$4.8
Manufacturing	0.7	4.0	4.7
Energy and utilities	0.2	4.1	4.3
Media and telecom	—	0.8	0.8
Total	$1.7	$12.9	$14.6